Transactions with Related Parties (Details Narrative) - USD ($) $ in Thousands			9 Months Ended
	Jun. 29, 2018	Dec. 29, 2017	Sep. 30, 2018	Sep. 30, 2017	Jul. 01, 2018	Jun. 30, 2018	Dec. 31, 2017	Oct. 28, 2015
Due to related parties			$ 7,471				$ 2,125
Interest and finance costs, net			$ 156	$ 51
Maritime Investors / Promissory Note [Member]
Promissory note, interest rate	4.50%	4.00%			4.50%	4.00%		2.75%
Increase in promissory note outstanding balance			The outstanding principal balance increased from $2,500 to $5,000
Promissory note maturity date	Mar. 31, 2020	Jun. 15, 2019
Interest and finance costs, net			$ 156	$ 51
Decrease in due to related parties		$ 2,500
Pyxis Maritime Corporation [Member]
Due to related parties			$ 7,471				$ 2,125
Ship-management and administration fees percentage increase			Effective January 1, 2018, the ship-management fees and the administration fees were increased by 1.12% in line with the average inflation rate in Greece in 2017.